JPMorgan Investor Growth & Income Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 86.7%
Fixed Income — 33.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	81,598	844,541
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	54,693	396,523
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,029	26,070
JPMorgan High Yield Fund Class R6 Shares (a)	21,509	139,594
JPMorgan Income Fund Class R6 Shares (a)	25,993	221,197
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	5,353	50,314
Total Fixed Income		1,678,239
International Equity — 8.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,964	85,670
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,860	84,453
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,695	70,075
JPMorgan International Equity Fund Class R6 Shares (a)	4,531	100,862
JPMorgan International Focus Fund Class R6 Shares (a)	2,297	68,759
Total International Equity		409,819
U.S. Equity — 45.7%
JPMorgan Equity Income Fund Class R6 Shares (a)	7,009	175,432
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	5,898	466,557
JPMorgan Large Cap Value Fund Class R6 Shares (a)	17,211	360,751
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,523	74,292
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	573	25,316
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,168	34,472
JPMorgan U.S. Equity Fund Class R6 Shares (a)	20,093	501,713
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,037	175,496
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,217	328,509
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,936	179,492
Total U.S. Equity		2,322,030
Total Investment Companies (Cost $3,207,587)		4,410,088
Exchange-Traded Funds — 12.4%
Fixed Income — 0.0% ^
JPMorgan Limited Duration Bond ETF (a)	9	440
International Equity — 8.6%
JPMorgan Global Select Equity ETF (a)	2,224	145,186
JPMorgan International Research Enhanced Equity ETF (a)	3,818	289,157
Total International Equity		434,343
U.S. Equity — 3.8%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,896	193,356
Total Exchange-Traded Funds (Cost $427,480)		628,139

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b) (Cost $51,973)	51,973	51,973
Total Investments — 100.1% (Cost $3,687,040)		5,090,200
Liabilities in Excess of Other Assets — (0.1)%		(5,223)
NET ASSETS — 100.0%		5,084,977

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,090,200	$—	$—	$5,090,200

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$780,378	$81,901	$17,901	$(2,467)	$2,630	$844,541	81,598	$25,860	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	350,416	49,110	3,052	(549)	598	396,523	54,693	14,084	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	24,242	1,232	—	—	596	26,070	4,029	1,232	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	99,937	1,299	35,315	8,782	10,967	85,670	1,964	1,256	44
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	76,094	10,946	15,935	3,781	9,567	84,453	3,860	3,004	—
JPMorgan Equity Income Fund Class R6 Shares (a)	159,803	16,830	—	—	(1,201)	175,432	7,009	2,452	14,378
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	68,905	2,709	4,245	660	2,046	70,075	1,695	2,709	—
JPMorgan Global Select Equity ETF (a)	143,117	—	—	—	2,069	145,186	2,224	1,808	—
JPMorgan High Yield Fund Class R6 Shares (a)	174,010	8,340	41,280	(3,291)	1,815	139,594	21,509	8,340	—
JPMorgan Income Fund Class R6 Shares (a)	202,845	20,450	—	—	(2,098)	221,197	25,993	9,591	—
JPMorgan International Equity Fund Class R6 Shares (a)	95,061	6,360	—	—	(559)	100,862	4,531	2,948	3,412
JPMorgan International Focus Fund Class R6 Shares (a)	68,288	3,409	6,986	1,195	2,853	68,759	2,297	2,031	1,380
JPMorgan International Research Enhanced Equity ETF (a)	284,388	—	16,001	5,035	15,735	289,157	3,818	8,999	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	535,194	51,212	62,855	29,545	(86,539)	466,557	5,898	1,288	49,925
JPMorgan Large Cap Value Fund Class R6 Shares (a)	326,517	26,542	—	—	7,692	360,751	17,211	3,804	22,738
JPMorgan Limited Duration Bond ETF (a)	47,953	—	47,624	748	(637)	440	9	1,059	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	77,724	6,553	—	—	(9,985)	74,292	1,523	—	6,554
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	48,774	1,600	—	—	(60)	50,314	5,353	1,600	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	171,463	—	—	—	21,893	193,356	2,896	2,099	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	25,837	4,103	—	—	(4,624)	25,316	573	150	3,954
JPMorgan Small Cap Value Fund Class R6 Shares (a)	31,708	3,087	3,735	267	3,145	34,472	1,168	255	2,832
JPMorgan U.S. Equity Fund Class R6 Shares (a)	490,383	64,855	31,387	2,552	(24,690)	501,713	20,093	2,482	25,440
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	190,141	14,168	23,298	3,892	(9,407)	175,496	2,037	577	13,591
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	42,229	217,645	207,901	—	—	51,973	51,973	1,580	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	313,271	24,418	8,004	1	(1,177)	328,509	7,217	2,341	15,428
JPMorgan Value Advantage Fund Class R6 Shares (a)	169,582	20,984	—	—	(11,074)	179,492	4,936	2,979	18,005
Total	$4,998,260	$637,753	$525,519	$50,151	$(70,445)	$5,090,200		$104,528	$177,681

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of March 31, 2026.
*	Non-income producing security.